SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 010
EBP, Accounting Policy [Line Items]
Participant loans deemed uncollectible	$ 422,068	$ 405,131